Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Summary of Components of Inventory	The components of inventory at December 31 are summarized as follows:

	2023	2022
Raw materials	$607	$753
Finished goods	1,938	718
Inventory, net	$2,545	$1,471